Schedule of Investments (unaudited) July 31, 2020	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Airbus SE(a)	13,400	$980,826
BAE Systems PLC	1,086,036	6,960,297

		7,941,123

Auto Components — 0.3%
Magna International, Inc.	19,138	883,601

Automobiles — 1.4%
General Motors Co.	168,201	4,186,523

Banks — 2.4%
KeyCorp	241,376	2,898,926
PNC Financial Services Group, Inc.	22,920	2,444,876
Regions Financial Corp.	155,936	1,693,465

		7,037,267

Beverages — 1.5%
Constellation Brands, Inc., Class A	25,017	4,458,029

Capital Markets — 3.7%
Evercore, Inc., Class A	59,680	3,300,304
Invesco Ltd.	229,430	2,303,477
Raymond James Financial, Inc.	75,447	5,242,058

		10,845,839

Chemicals — 2.0%
Corteva, Inc.(a)	124,156	3,545,895
DuPont de Nemours, Inc.	43,000	2,299,640

		5,845,535

Communications Equipment — 0.8%
Motorola Solutions, Inc.	16,244	2,270,911

Construction & Engineering — 1.4%
Quanta Services, Inc.	100,348	4,010,910

Construction Materials — 0.6%
CRH PLC	47,988	1,733,058

Consumer Finance — 1.7%
Ally Financial, Inc.	152,105	3,057,311
Capital One Financial Corp.	31,920	2,036,496

		5,093,807

Containers & Packaging — 1.0%
International Paper Co.	35,210	1,224,956
Westrock Co.	63,342	1,701,366

		2,926,322

Diversified Financial Services — 3.5%
Equitable Holdings, Inc.	347,908	7,118,198
Jefferies Financial Group, Inc.	201,818	3,269,451

		10,387,649

Electric Utilities — 6.3%
Edison International	66,805	3,719,034
Entergy Corp.	54,725	5,753,239
Evergy, Inc.	33,378	2,163,896
FirstEnergy Corp.	84,490	2,450,210
PPL Corp.	168,825	4,494,122

		18,580,501

Electrical Equipment — 0.3%
nVent Electric PLC	44,714	812,006

Security	Shares	Value

Electronic Equipment, Instruments & Components — 4.4%
Avnet, Inc.	176,235	$4,708,999
Flex Ltd.(a)	337,990	3,883,505
FLIR Systems, Inc.	71,580	2,982,023
TE Connectivity Ltd.	15,383	1,370,164

		12,944,691

Equity Real Estate Investment Trusts (REITs) — 1.6%
Lamar Advertising Co., Class A	29,579	1,944,228
Welltower, Inc.	53,482	2,864,496

		4,808,724

Food Products — 0.3%
Conagra Brands, Inc.	22,325	836,071

Health Care Equipment & Supplies — 5.3%
Alcon, Inc.(a)	29,938	1,809,431
ConvaTec Group PLC(b)	667,492	1,773,968
DENTSPLY SIRONA, Inc.	47,080	2,099,768
Koninklijke Philips NV(a)	117,048	6,047,974
Smith & Nephew PLC, ADR	100,208	3,989,281

		15,720,422

Health Care Providers & Services — 4.0%
Anthem, Inc.	7,655	2,095,939
Cardinal Health, Inc.	42,976	2,347,349
Cigna Corp.(a)	29,093	5,024,070
McKesson Corp.	15,161	2,276,576

		11,743,934

Health Care Technology — 0.3%
Change Healthcare, Inc.(a)	73,452	856,450

Household Durables — 0.9%
Newell Brands, Inc.	167,522	2,747,361

Insurance — 12.3%
Allstate Corp.	37,891	3,576,531
American International Group, Inc.	260,870	8,384,362
Arthur J Gallagher & Co.	61,171	6,575,271
Assurant, Inc.	50,846	5,464,419
Brighthouse Financial, Inc.(a)	98,109	2,780,409
Fidelity National Financial, Inc.	104,130	3,369,647
Hartford Financial Services Group, Inc.	79,544	3,366,302
MetLife, Inc.	71,955	2,723,497

		36,240,438

IT Services — 3.0%
Amdocs Ltd.	21,640	1,343,844
Cognizant Technology Solutions Corp., Class A	94,119	6,430,210
Fidelity National Information Services, Inc.	8,261	1,208,667

		8,982,721

Machinery — 1.0%
Pentair PLC	32,535	1,394,125
Stanley Black & Decker, Inc.	9,857	1,511,275

		2,905,400

Media — 2.9%
Fox Corp., Class A	150,660	3,882,508
Fox Corp., Class B(a)	11,430	294,551
iHeartMedia, Inc., Class A(a)(c)	182,693	1,527,314
Publicis Groupe SA	35,574	1,137,516
ViacomCBS, Inc., Class B	70,738	1,844,140

		8,686,029

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.7%
Newmont Corp.	29,267	$2,025,276

Multiline Retail — 1.7%
Dollar Tree, Inc.(a)	52,469	4,897,981

Multi-Utilities — 2.2%
NiSource, Inc.	89,830	2,196,344
Public Service Enterprise Group, Inc.	77,844	4,354,593

		6,550,937

Oil, Gas & Consumable Fuels — 6.5%
ConocoPhillips	69,745	2,607,766
Marathon Petroleum Corp.	187,147	7,149,015
Pioneer Natural Resources Co.	45,685	4,427,790
Williams Cos., Inc.	267,971	5,126,285

		19,310,856

Pharmaceuticals — 1.5%
Elanco Animal Health, Inc.	101,300	2,393,719
Mylan NV	132,010	2,126,681

		4,520,400

Professional Services — 1.2%
Robert Half International, Inc.	68,555	3,487,393

Real Estate Management & Development — 2.2%
Howard Hughes Corp.(a)	66,455	3,534,742
Jones Lang LaSalle, Inc.	13,830	1,367,925
Realogy Holdings Corp.	175,149	1,586,850

		6,489,517

Road & Rail — 0.7%
Norfolk Southern Corp.	10,152	1,951,316

Semiconductors & Semiconductor Equipment — 1.4%
NXP Semiconductors NV	35,722	4,198,407

Software — 2.7%
CDK Global, Inc.	78,624	3,574,247
Open Text Corp.	99,340	4,473,280

		8,047,527

Specialty Retail — 0.2%
Ross Stores, Inc.	7,410	664,455

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc., Class C(a)	23,025	1,377,586

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 3.1%
Gildan Activewear, Inc.	213,160	$3,785,722
PVH Corp.	18,785	914,078
Ralph Lauren Corp.	48,359	3,447,997
Skechers U.S.A., Inc., Class A(a)	36,540	1,069,891

		9,217,688

Tobacco — 1.2%
Altria Group, Inc.	84,736	3,486,886

Trading Companies & Distributors — 1.6%
Ferguson PLC	17,626	1,553,792
WESCO International, Inc.(a)	78,315	3,044,104

		4,597,896

Wireless Telecommunication Services — 1.6%
Telephone & Data Systems, Inc.	248,746	4,830,647

Total Long-Term Investments — 94.6% (Cost: $279,641,794)		279,140,090

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(d)(e)	14,699,902	14,699,902
SL Liquidity Series, LLC, Money Market Series, 0.38%(d)(e)(f)	289,426	289,600

Total Short-Term Securities — 5.1% (Cost: $14,989,524)		14,989,502

Total Investments — 99.7% (Cost: $294,631,318)		294,129,592

Other Assets Less Liabilities — 0.3%		931,099

Net Assets — 100.0%		$295,060,691

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,873,056	—	(173,154	)(b)	14,699,902	$14,699,902	$4,112		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,151,051	—	(861,625	)(b)	289,426	289,600	3,459	(c)	650	(1,838)

						$14,989,502	$7,571		$650	$(1,838)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Mid Cap Dividend Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$7,941,123	$—	$7,941,123
Auto Components	883,601	—	—	883,601
Automobiles	4,186,523	—	—	4,186,523
Banks	7,037,267	—	—	7,037,267
Beverages	4,458,029	—	—	4,458,029
Capital Markets	10,845,839	—	—	10,845,839
Chemicals	5,845,535	—	—	5,845,535
Communications Equipment	2,270,911	—	—	2,270,911
Construction & Engineering	4,010,910	—	—	4,010,910
Construction Materials	—	1,733,058	—	1,733,058
Consumer Finance	5,093,807	—	—	5,093,807
Containers & Packaging	2,926,322	—	—	2,926,322
Diversified Financial Services	10,387,649	—	—	10,387,649
Electric Utilities	18,580,501	—	—	18,580,501
Electrical Equipment	812,006	—	—	812,006
Electronic Equipment, Instruments & Components	12,944,691	—	—	12,944,691
Equity Real Estate Investment Trusts (REITs)	4,808,724	—	—	4,808,724
Food Products	836,071	—	—	836,071
Health Care Equipment & Supplies	6,089,049	9,631,373	—	15,720,422
Health Care Providers & Services	11,743,934	—	—	11,743,934
Health Care Technology	856,450	—	—	856,450
Household Durables	2,747,361	—	—	2,747,361
Insurance	36,240,438	—	—	36,240,438
IT Services	8,982,721	—	—	8,982,721
Machinery	2,905,400	—	—	2,905,400
Media	7,548,513	1,137,516	—	8,686,029

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Metals & Mining	$2,025,276	$—	$—	$2,025,276
Multiline Retail	4,897,981	—	—	4,897,981
Multi-Utilities	6,550,937	—	—	6,550,937
Oil, Gas & Consumable Fuels	19,310,856	—	—	19,310,856
Pharmaceuticals	4,520,400	—	—	4,520,400
Professional Services	3,487,393	—	—	3,487,393
Real Estate Management & Development	6,489,517	—	—	6,489,517
Road & Rail	1,951,316	—	—	1,951,316
Semiconductors & Semiconductor Equipment	4,198,407	—	—	4,198,407
Software	8,047,527	—	—	8,047,527
Specialty Retail	664,455	—	—	664,455
Technology Hardware, Storage & Peripherals	1,377,586	—	—	1,377,586
Textiles, Apparel & Luxury Goods	9,217,688	—	—	9,217,688
Tobacco	3,486,886	—	—	3,486,886
Trading Companies & Distributors	3,044,104	1,553,792	—	4,597,896
Wireless Telecommunication Services	4,830,647	—	—	4,830,647
Short-Term Securities
Money Market Funds	14,699,902	—	—	14,699,902

	$271,843,130	$21,996,862	$—	293,839,992

Investments Valued at NAV(a)				289,600

				$294,129,592

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

4